Annual Total Returns [BarChart] - Janus Henderson Small Cap Growth Alpha ETF - Janus Henderson Small Cap Growth Alpha ETF	Feb. 28, 2021
Bar Chart Table:
Annual Return 2017	20.54%
Annual Return 2018	(1.45%)
Annual Return 2019	31.06%
Annual Return 2020	35.81%